Note 14 - Employee Incentive Schemes - Share Based Arrangements (Details) - $ / shares				12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Feb. 28, 2021	Dec. 31, 2021
Fair Value (A$) (in AUD per share)	$ 0.81	$ 0.77	$ 0.39
Share-based Payment Arrangement, Option [Member] | Grant Date 1 [Member]
Exercise Price (A$) (in AUD per share)	0.50			$ 0.50
Share Price at Grant Date (A$) (in AUD per share)	0.29			$ 0.29
Volatility				62.00%
Maximum Life (years) (Year)				2 years
Risk-Free Interest rate				0.19%
Fair Value (A$) (in AUD per share)				$ 0.05
Share-based Payment Arrangement, Option [Member] | Grant Date 2 [Member]
Exercise Price (A$) (in AUD per share)	0.50			0.50
Share Price at Grant Date (A$) (in AUD per share)	0.29			$ 0.29
Volatility				62.00%
Maximum Life (years) (Year)				3 years
Risk-Free Interest rate				0.19%
Fair Value (A$) (in AUD per share)				$ 0.06
Share-based Payment Arrangement, Option [Member] | Grant Date 3 [Member]
Exercise Price (A$) (in AUD per share)	0.50			0.50
Share Price at Grant Date (A$) (in AUD per share)	0.29			$ 0.29
Volatility				62.00%
Maximum Life (years) (Year)				4 years
Risk-Free Interest rate				0.19%
Fair Value (A$) (in AUD per share)				$ 0.07
Performance Shares [Member] | Grant Date 1 [Member]
Exercise Price (A$) (in AUD per share)			0
Share Price at Grant Date (A$) (in AUD per share)			$ 0.41
Volatility			63.00%
Risk-Free Interest rate			0.25%
Performance Shares [Member] | Grant Date 2 [Member]
Exercise Price (A$) (in AUD per share)		0
Share Price at Grant Date (A$) (in AUD per share)		$ 0.77
Volatility		64.00%
Risk-Free Interest rate		0.12%
Performance Shares [Member] | Grant Date 3 [Member]
Exercise Price (A$) (in AUD per share)	0			0
Share Price at Grant Date (A$) (in AUD per share)	$ 0.81			$ 0.81
Volatility	63.00%
Maximum Life (years) (Year)	1 year 25 days	3 years 7 months 6 days	11 months 1 day
Risk-Free Interest rate	0.57%